12. Investments	12 Months Ended
Dec. 31, 2017
Investment Abstract
Investments

The amount of the investments is related to: i) 25.4% of the capital of Netpoints Fidelidade S.A., held by Smiles Fidelidade, and ii) SCP Trip, held by GLA. Both investments are accounted for under the equity method.

The financial information of the Company’s investees and the changes in the investments balance for the years ended December 31, 2017 and 2016 are as follows:

	Trip		Netpoints (b)
	12/31/2017	12/31/2016	12/31/2017	12/31/2016
Relevant information of the Company’s investees:
Total number of shares	-	-	130,492,408	130,492,408
Capital stock	1,318	2,083	75,351	75,351
Interest	60.00%	60.0%	25.4%	25.4%
Total equity (deficit)	2,225	3,395	(22,997)	(14,991)
Goodwill on investment acquisition	-	-	-	15,184
Adjusted equity (a)	1,333	2,038	-	-
Net income (loss) for the year	907	2,081	(9,344)	(29,050)
Adjusted net income (loss) for the year attributable to the Company’s interest (a)	544	1,250	-	(2,530)

Changes on investments	Trip	Netpoints	Total
Balances as of December 31, 2015	2,781	15,643	18,424
Equity results	1,250	(2,530)	(1,280)
Capital increase	-	3,439	3,439
Loss on capital increase (b)	-	(1,368)	(1,368)
Dividends	(1,993)	-	(1,993)
Balances as of December 31, 2016	2,038	15,184	17,222
Equity results	544	-	544
Write-off of Netpoints goodwill	-	(15,184)	(15,184)
Dividends	(1,249)	-	(1,249)
Balance as of December 31, 2017	1,333	-	1,333

(a) Reflects the Company’s interest on the total equity and net income (loss) of the respective investee.

(b) In September 2016, the Board of Directors of Smiles approved the subscription of the capital increase of its associated Netpoints through the issuance of 20,230,201 new shares. Accordingly, the interest in Netpoints from Smiles increased from 21.3% to 25.4%.

Partial disposal of equity interest – Smiles S.A.

On June 26, 2017, the Company sold 1,250,000 shares of Smiles S.A. through a stock auction totaling R$76,313. With this sale, the Company reduced its interest in Smiles from 53.8% to 52.7%, while maintaining its position as controlling shareholder. The gain from this partial sale of investment was recorded under equity as “Sale of interest in subsidiary”. The amounts related to this transaction are as follows:

12/31/2017
Shares sold	1,250,000
Value per share	61.05

Sale value	76,313
Investment value	(4,863)
Income taxes on gain on capital decrease (*)	(8,150)
Gain from capital decrease in investment in subsidiary	63,300

(*) Refers to the income and social contribution taxes on the transaction.